Other taxes payable & Other taxes receivable (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other taxes payable & Other taxes receivable
Value added taxes payable	€ 2,779	€ 58
Withholding Tax	6,914	4,415
Other taxes payable	634
Value added taxes receivable	2,088	4,563
Other taxes receivable	€ 996	€ 832